UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period:03/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2008 (Unaudited)

Cash Management Fund Institutional

Cash Management Fund Institutional (the “Fund”) is a feeder fund that invests substantially all of its assets in a “master portfolio”, the Cash Management Portfolio (the “Portfolio”) and owns a pro rata interest in the Portfolio’s net assets. At March 31, 2008, the Fund owned approximately 8% of the Portfolio’s outstanding interests. The Portfolio’s Schedule of Investments is set forth below.

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 15.7%
ABN AMRO Bank NV:
2.525%, 6/18/2008	121,500,000	121,501,308
4.45%, 4/9/2008	67,000,000	67,001,178
Banco Santander SA:
3.91%, 5/16/2008	145,000,000	145,005,368
4.36%, 4/11/2008	133,250,000	133,252,197
Bank of America NA, 4.0%, 5/15/2008	120,000,000	120,163,878
Bank of Scotland PLC:
3.02%, 5/15/2008	187,250,000	187,250,000

4.5%, 11/19/2008	120,000,000	120,000,000
4.77%, 4/25/2008	155,000,000	155,000,000
4.91%, 4/23/2008	35,800,000	35,801,267
4.93%, 10/9/2008	155,000,000	155,000,000
Bank of Tokyo-Mitsubishi-UFJ Ltd., 3.11%, 4/8/2008	300,000,000	300,000,000
Barclays Bank PLC:
4.72%, 4/30/2008	60,000,000	60,000,000
4.72%, 5/1/2008	42,500,000	42,560,674
5.2%, 4/9/2008	200,000,000	200,000,000
BNP Paribas, 4.4%, 7/7/2008	162,750,000	162,754,290
Calyon:
4.03%, 7/14/2008	110,750,000	110,750,000
4.38%, 4/10/2008	58,700,000	58,704,780
Canadian Imperial Bank of Commerce:
3.06%, 4/1/2008	9,000,000	9,000,000
3.11%, 4/8/2008	200,000,000	200,000,000
Citibank NA, 3.01%, 5/15/2008	254,000,000	254,000,000
Credit Agricole SA:
3.1%, 5/2/2008	41,200,000	41,200,705
4.61%, 4/7/2008	105,000,000	105,000,173
Credit Industriel et Commercial:
4.135%, 4/15/2008	37,600,000	37,600,072
4.615%, 4/7/2008	52,000,000	52,000,043
Credit Suisse, 4.305%, 7/8/2008	100,000,000	100,000,000
General Electric Capital Corp., 3.5%, 5/1/2008	10,000,000	10,003,831
JPMorgan Chase Bank NA:
2.8%, 8/11/2008	30,000,000	30,000,000
3.05%, 4/25/2008	22,500,000	22,500,000
4.75%, 6/10/2008	124,550,000	124,550,000
Metropolitan Life Global Funding I, 3.8%, 1/20/2009	91,500,000	91,500,000
Mizuho Corporate Bank Ltd.:
3.05%, 5/14/2008	91,000,000	91,015,530
3.11%, 4/8/2008	95,000,000	95,000,000
3.9%, 4/17/2008	158,000,000	158,003,477
National Australia Bank Ltd., 3.08%, 4/4/2008	40,000,000	40,000,066
Natixis, 2.85%, 6/12/2008	125,000,000	125,000,000
Norinchukin Bank Ltd., 4.37%, 4/11/2008	100,000,000	100,000,000
Royal Bank of Scotland PLC, 3.1%, 6/25/2008	135,000,000	135,015,409
Societe Generale, 3.99%, 4/15/2008	150,000,000	150,005,199
Toronto-Dominion Bank:
2.68%, 8/18/2008	25,000,000	25,024,756
3.02%, 5/2/2008	10,000,000	10,000,569

UBS AG:
3.0%, 8/1/2008	200,000,000	200,000,000
3.33%, 5/23/2008	50,000,000	50,000,000
4.255%, 7/9/2008	160,000,000	160,225,552
4.3%, 7/8/2008	160,000,000	160,000,000

Total Certificates of Deposit and Bank Notes (Cost $4,751,390,322)		4,751,390,322
Commercial Paper 42.3%
Issued at Discount** 39.0%
AIG Funding, Inc., 2.85%, 4/4/2008	9,500,000	9,497,744
Alcon Capital Corp.:
2.49%, 12/17/2008	100,000,000	98,201,667
3.9%, 5/22/2008	4,000,000	3,977,900

4.4%, 5/21/2008	71,700,000	71,261,833
4.44%, 5/22/2008	16,000,000	15,899,360
Alpine Securitization Corp., 2.76%, 4/24/2008	140,000,000	139,753,133
Amsterdam Funding Corp., 2.75%, 4/21/2008	150,000,000	149,770,833
Apreco LLC, 2.75%, 4/25/2008	150,000,000	149,725,000
AstraZeneca PLC:
2.88%, 8/20/2008	48,550,000	48,002,356
3.67%, 7/17/2008	24,310,000	24,044,825
3.965%, 7/25/2008	99,000,000	97,746,069
4.205%, 6/3/2008	71,900,000	71,370,906
4.7%, 5/14/2008	82,000,000	81,539,661
AT&T, Inc., 2.23%, 5/23/2008	130,000,000	129,581,256
Atlantic Asset Securitization Corp., 2.82%, 4/15/2008	225,000,000	224,753,250
Bank of America Corp., 4.865%, 4/11/2008	198,000,000	197,732,425
Bank of Scotland PLC, 2.55%, 6/18/2008	100,000,000	99,447,500
Cancara Asset Securitization LLC:
2.9%, 4/25/2008	200,000,000	199,613,333
2.92%, 4/25/2008	300,000,000	299,416,000
CBA (Delaware) Finance, Inc., 2.88%, 5/30/2008	26,724,000	26,597,863
Chariot Funding LLC:
2.7%, 4/25/2008	68,970,000	68,845,854
2.75%, 4/21/2008	225,900,000	225,554,875
2.77%, 4/24/2008	143,000,000	142,746,930
2.9%, 4/3/2008	293,080,000	293,032,782
DNB NOR Bank ASA:
3.06%, 4/30/2008	122,000,000	121,699,270
4.205%, 4/9/2008	79,000,000	78,926,179
General Electric Capital Corp.:
2.63%, 4/9/2008	10,000,000	9,994,156
2.75%, 9/19/2008	199,250,000	196,647,297
3.0%, 5/27/2008	297,250,000	295,862,833
3.53%, 7/14/2008	191,000,000	189,052,224
3.92%, 9/30/2008	200,000,000	196,036,444
4.05%, 7/7/2008	25,000,000	24,727,861
4.42%, 7/21/2008	200,000,000	197,274,333
4.62%, 4/21/2008	155,000,000	154,602,167
Giro Balanced Funding Corp.:
3.265%, 4/4/2008	95,000,000	94,974,152
3.49%, 4/11/2008	43,600,000	43,557,732
Greenwich Capital Holdings, Inc.:
3.72%, 5/23/2008	23,400,000	23,274,264
3.8%, 5/23/2008	69,250,000	68,869,894
4.81%, 5/28/2008	130,000,000	129,009,942
ING (US) Funding LLC, 2.72%, 5/12/2008	350,000	348,916
Johnson & Johnson, 3.38%, 7/23/2008	70,000,000	69,257,339
Jupiter Securitization Co., LLC, 2.75%, 4/21/2008	144,391,000	144,170,403
KFW International Finance, Inc.:
2.2%, 5/2/2008	11,042,000	11,021,082
2.23%, 4/22/2008	5,000,000	4,993,496
2.27%, 4/14/2008	861,000	860,294
2.8%, 4/7/2008	3,260,000	3,258,479
2.85%, 4/7/2008	535,000	534,746
4.225%, 4/7/2008	16,849,000	16,837,136
Liberty Street Funding LLC:
2.97%, 4/22/2008	130,700,000	130,473,562
3.15%, 4/14/2008	35,000,000	34,960,187
3.15%, 4/18/2008	40,500,000	40,439,756

3.17%, 4/23/2008	64,000,000	63,876,018
3.2%, 4/11/2008	49,500,000	49,456,000
3.2%, 4/14/2008	80,000,000	79,907,556
MetLife, Inc., 2.3%, 4/18/2008	6,766,000	6,758,651
Nestle Capital Corp.:
2.49%, 12/17/2008	133,000,000	130,608,217
2.69%, 9/18/2008	300,000,000	296,189,167
4.3%, 10/31/2008	54,250,000	52,869,790
4.37%, 5/21/2008	25,000,000	24,848,264
Nieuw Amsterdam Receivables Corp.:
2.93%, 4/25/2008	200,000,000	199,609,333
3.2%, 4/9/2008	50,000,000	49,964,444
3.2%, 4/10/2008	115,000,000	114,908,000
Old Line Funding LLC:
3.12%, 4/9/2008	100,000,000	99,930,667
3.12%, 4/11/2008	151,824,000	151,692,419
3.14%, 4/9/2008	20,789,000	20,774,494
3.17%, 4/10/2008	22,202,000	22,184,405
Park Avenue Receivables Corp.:
2.7%, 4/22/2008	50,000,000	49,921,250
2.77%, 4/24/2008	111,000,000	110,803,561
PepsiCo, Inc., 2.5%, 4/10/2008	15,000,000	14,990,625
Perry Global Funding LLC:
4.4%, 4/2/2008	95,000,000	94,988,389
4.5%, 4/2/2008	130,000,000	129,983,750
Pfizer, Inc.:
2.685%, 8/6/2008	100,000,000	99,052,792
4.38%, 5/14/2008	100,000,000	99,476,833
4.4%, 5/14/2008	69,000,000	68,637,367
4.41%, 5/7/2008	89,790,000	89,394,026
4.41%, 5/16/2008	63,750,000	63,398,578
Procter & Gamble International Funding SCA:
2.25%, 4/22/2008	12,000,000	11,984,250
2.25%, 4/25/2008	90,000,000	89,865,000
2.55%, 4/8/2008	50,000,000	49,975,208
Ranger Funding Co., LLC:
2.8%, 4/21/2008	100,000,000	99,844,444
2.8%, 5/9/2008	100,000,000	99,704,444
3.25%, 4/10/2008	55,000,000	54,955,312
Royal Bank of Scotland Group PLC:
4.19%, 7/10/2008	71,090,000	70,262,591
4.25%, 6/9/2008	130,000,000	128,941,042
San Paolo IMI US Financial Co., 2.78%, 4/16/2008	4,451,000	4,445,844
Scaldis Capital LLC:
2.9%, 4/17/2008	150,000,000	149,806,667
2.9%, 4/23/2008	400,000,000	399,291,111
2.95%, 4/25/2008	337,325,000	336,661,594
3.05%, 4/16/2008	100,000,000	99,872,917
3.1%, 4/16/2008	50,000,000	49,935,417
Scotiabanc, Inc., 3.02%, 5/13/2008	63,750,000	63,525,387
Sheffield Receivables Corp.:
2.68%, 4/15/2008	101,000,000	100,894,736
2.8%, 4/2/2008	55,000,000	54,995,722
3.1%, 5/28/2008	25,000,000	24,877,292
3.13%, 4/10/2008	30,000,000	29,976,525
3.15%, 4/8/2008	114,000,000	113,930,175
Societe Generale North America, Inc.:

3.88%, 4/14/2008	84,500,000	84,381,606
4.0%, 7/7/2008	152,500,000	150,856,389
4.52%, 4/24/2008	52,866,000	52,713,335
Starbird Funding Corp.:
3.15%, 4/23/2008	323,700,000	323,076,877
3.2%, 4/16/2008	75,000,000	74,900,000
Thunder Bay Funding LLC:
2.8%, 4/25/2008	60,172,000	60,059,679
3.12%, 4/11/2008	30,471,000	30,444,592
3.15%, 5/9/2008	25,000,000	24,916,875
Toronto-Dominion Holdings USA, Inc., 2.66%, 6/23/2008	4,000,000	3,975,469
Toyota Motor Credit Corp.:
2.53%, 4/9/2008	17,000,000	16,990,442
4.29%, 4/7/2008	75,000,000	74,946,375
4.61%, 4/25/2008	40,000,000	39,877,067
Tulip Funding Corp.:
2.9%, 4/21/2008	250,000,000	249,597,222
3.17%, 5/7/2008	100,000,000	99,683,000
United Parcel Service, Inc.:
3.25%, 12/17/2008	50,000,000	48,826,389
3.85%, 7/31/2008	3,750,000	3,701,474
4.0%, 6/30/2008	50,000,000	49,500,000
4.13%, 7/31/2008	40,750,000	40,184,333
4.18%, 5/30/2008	58,950,000	58,546,160
Variable Funding Capital Co., LLC, 3.12%, 4/11/2008	301,000,000	300,739,133
Victory Receivables Corp.:
3.05%, 4/23/2008	29,700,000	29,644,643
3.2%, 4/4/2008	55,000,000	54,985,333
3.25%, 4/3/2008	30,000,000	29,994,583
3.3%, 4/2/2008	135,000,000	134,987,625
Westpac Banking Corp.:
2.87%, 6/5/2008	75,000,000	74,611,354
2.98%, 5/2/2008	70,600,000	70,418,833
Windmill Funding I Corp.:
3.15%, 4/4/2008	175,000,000	174,954,062
3.27%, 4/8/2008	17,600,000	17,588,809
Yorktown Capital LLC:
2.7%, 4/24/2008	25,000,000	24,956,875
5.15%, 4/11/2008	17,954,000	17,928,316

		11,785,734,623
Issued at Par 3.3%
CHI Catholic Health Initiatives:
3.1%, 5/21/2008	35,000,000	35,000,000
3.25%, 6/5/2008	178,800,000	178,800,000
4.38%, 4/3/2008	30,000,000	30,000,000
Dexia Delaware LLC, 2.54%, 4/1/2008	4,300,000	4,300,000
Jupiter Securitization Co., LLC, 3.15%, 4/1/2008	75,299,000	75,299,000
Lehman Brothers Holdings, Inc., 3.35%, 4/1/2008	174,600,000	174,600,000
Lloyds TSB Bank PLC, 2.74%, 4/1/2008	4,000,000	4,000,000
Market Street Funding LLC, 3.3%, 4/1/2008	104,994,000	104,994,000
Natexis Banques Populaires US Finance Co., LLC, 2.99%, 4/1/2008	3,018,000	3,018,000
Nieuw Amsterdam Receivables Corp., 3.25%, 4/1/2008	59,920,000	59,920,000
Nordea North America, Inc., 2.49%, 4/1/2008	4,000,000	4,000,000
Park Avenue Receivables Corp., 3.15%, 4/1/2008	45,585,000	45,585,000
Rabobank USA Financial Corp., 2.2%, 4/1/2008	1,520,000	1,520,000
Romulus Funding Corp., 3.45%, 4/1/2008	122,678,000	122,678,000

Societe Generale North America, Inc., 2.8%, 4/1/2008	4,711,000	4,711,000
Starbird Funding Corp., 3.55%, 4/1/2008	157,519,000	157,519,000

		1,005,944,000

Total Commercial Paper (Cost $12,791,678,623)		12,791,678,623
Master Notes 2.2%
Citigroup Global Markets, Inc., 3.15% *, 4/1/2008 (a) (Cost $665,000,000)	665,000,000	665,000,000
Government & Agency Obligations 5.4%
US Government Sponsored Agencies
Federal Home Loan Bank:
1.5% **, 4/1/2008	1,976,000	1,976,000
2.625%, 7/15/2008	64,850,000	64,576,357
2.65% *, 9/17/2008	100,000,000	99,979,599
Step-up Coupon, 2.75% to 6/11/2008, 3.0% to 9/11/2008, 3.25% to 12/11/2008, 3.5% to 3/11/2009	73,000,000	73,000,000
3.7% **, 7/9/2008	80,000,000	79,186,000
4.1% **, 7/22/2008	116,000,000	114,520,356
4.15% **, 6/9/2008	72,550,000	71,972,925
Federal Home Loan Mortgage Corp., 3.75% **, 7/7/2008	130,000,000	128,686,458
Federal National Mortgage Association:
1.65% **, 4/1/2008	981,000	981,000
2.33% *, 9/3/2009	380,000,000	379,973,006
3.73% **, 5/29/2008	233,000,000	231,599,799
3.965% **, 4/9/2008	44,757,000	44,717,564
4.19% **, 4/30/2008	200,000,000	199,324,944
4.2% **, 4/18/2008	120,700,000	120,460,612

Total Government & Agency Obligations (Cost $1,610,954,620)		1,610,954,620
Asset Backed 0.3%
Steers (Delaware) Business Trust, 144A, 2.674% *, 5/27/2048 (Cost $94,386,653)	94,386,653	94,386,653
Short Term Notes* 30.9%
Abbey National Treasury Services PLC:
3.13%, 2/13/2009	50,000,000	50,000,000
3.26%, 2/20/2009	187,250,000	187,250,000
ABN AMRO Bank NV, 144A, 4.001%, 4/18/2008	57,000,000	57,002,197
Alliance & Leicester PLC, 3.078%, 8/7/2008	100,000,000	100,000,000
Allied Irish Banks PLC, 2.538%, 8/18/2008	118,400,000	118,400,000
American Express Centurion Bank, 2.787%, 4/17/2008	150,000,000	149,999,344
American Honda Finance Corp.:
144A, 2.728%, 3/25/2009	100,000,000	100,000,000
144A, 3.066%, 5/9/2008	50,000,000	50,000,000
144A, 3.168%, 5/12/2008	22,730,000	22,732,729
144A, 4.522%, 7/11/2008	8,000,000	8,002,351
4.525%, 4/10/2008	105,000,000	105,001,336
ANZ National (International) Ltd., 144A, 3.21%, 4/10/2009	96,000,000	96,000,000

Australia & New Zealand Banking Group Ltd.:
2.618%, 8/22/2008	60,000,000	60,000,000
144A, 3.35%, 4/2/2009	199,350,000	199,343,138
Banco Bilbao Vizcaya Argentaria SA, 4.017%, 4/17/2008	175,050,000	175,053,183
Banco Espanol de Credito SA, 3.941%, 8/11/2008	297,000,000	297,000,000

Bank of America NA:
2.315%, 5/16/2008	35,000,000	35,000,000

3.208%, 4/3/2009	195,000,000	195,000,000
Bank of Ireland, 2.548%, 8/18/2008	75,000,000	75,000,000
Bank of Scotland PLC, 4.614%, 4/6/2009	256,500,000	256,500,000
Berkshire Hathaway Finance Corp., 144A, 3.13%, 5/16/2008	38,530,000	38,535,071
Beta Finance, Inc., 144A, 2.4%, 6/11/2008	70,000,000	69,999,345
BMW (UK) Capital PLC, 2.837%, 8/14/2008	55,000,000	55,000,000
BNP Paribas:
2.606%, 8/25/2008	109,000,000	109,000,000
4.079%, 2/13/2009	84,100,000	84,100,000
Caisse Nationale des Caisses d'Epargne et de Prevoyance, 3.066%, 7/10/2008	197,000,000	197,000,000
Caja de Ahorros y Monte de Piedad de Madrid, 4.043%, 8/12/2008	225,000,000	225,000,000
Canadian Imperial Bank of Commerce:
2.41%, 6/9/2008	112,750,000	112,750,000
3.991%, 7/18/2008	16,500,000	16,490,510
Centauri Corp., 144A, 2.4%, 6/11/2008	65,000,000	64,999,392
Commonwealth Bank of Australia:
2.618%, 9/23/2008	80,000,000	80,000,000
2.703%, 12/18/2008	72,000,000	71,986,621
Credit Agricole SA:
2.568%, 7/22/2008	246,000,000	246,000,000
144A, 2.828%, 4/22/2009	296,500,000	296,500,000
3.837%, 8/26/2008	200,000,000	200,000,000
Danske Bank AS, 2.505%, 8/19/2008	268,000,000	267,993,151
DNB NOR Bank ASA, 2.598%, 9/24/2008	120,000,000	120,000,000
General Electric Capital Corp.:
2.618%, 8/19/2011	135,000,000	135,000,000
4.317%, 4/15/2008	50,000,000	50,001,871
HSBC Finance Corp.:
144A, 2.658%, 9/24/2008	140,000,000	140,000,000
3.1%, 8/6/2008	125,000,000	125,000,000
HSH Nordbank AG, 2.618%, 8/20/2008	205,000,000	205,000,000
ING Bank NV, 144A, 3.281%, 3/26/2009	84,000,000	84,000,001
Intesa Bank Ireland PLC, 2.608%, 8/22/2008	155,000,000	155,000,000
K2 Corp., 144A, 3.203%, 4/28/2008	65,000,000	64,999,523
Lloyds TSB Bank PLC, 3.05%, 9/6/2008	100,000,000	100,000,000
Marshall & Ilsley Bank, 2.827%, 8/14/2008	56,000,000	56,000,000
Metropolitan Life Global Funding I, 144A, 4.247%, 2/9/2009	66,500,000	66,500,000
National Australia Bank Ltd.:
2.8%, 8/14/2008	125,000,000	125,000,000
3.045%, 4/7/2009	125,750,000	125,750,000
3.27%, 2/19/2009	179,750,000	179,750,000
Natixis:
3.096%, 6/6/2008	200,000,000	200,000,000
3.24%, 4/6/2009	268,500,000	268,500,000
Nordea Bank AB, 3.048%, 9/8/2008	85,000,000	85,000,000
Northern Rock PLC, 3.116%, 8/4/2008	65,000,000	65,000,000
Procter & Gamble International Funding SCA, 3.14%, 2/19/2009	64,000,000	64,000,000
Rabobank Nederland NV, 3.045%, 11/14/2008	195,000,000	195,000,000
Royal Bank of Canada:
3.05%, 8/5/2008	100,000,000	100,000,000
3.055%, 4/4/2008	350,000,000	349,999,186
Royal Bank of Scotland PLC, 3.064%, 4/3/2008	200,000,000	199,999,677
Skandinaviska Enskilda Banken AB, 3.068%, 8/8/2008	80,000,000	80,000,000
Svenska Handelsbanken AB, 2.588%, 8/20/2008	200,000,000	200,000,000
Toyota Motor Credit Corp.:
2.13%, 4/11/2008	200,000,000	200,000,000
2.132%, 6/30/2008	280,000,000	280,000,000

	2.36%, 3/12/2009					110,000,000	110,000,000
	3.01%, 11/17/2008					100,000,000	100,000,000
	3.24%, 3/19/2009					100,000,000	100,000,000
UniCredito Italiano Bank (Ireland) PLC:
	2.837%, 8/14/2008					260,000,000	260,000,000
	3.078%, 8/8/2008					50,000,000	50,000,000
	4.432%, 8/8/2008					220,000,000	219,994,881

Total Short Term Notes (Cost $9,332,133,507)							9,332,133,507
	Time Deposits 2.5%
Bank of Tokyo-Mitsubishi-UFJ Ltd., 3.0%, 4/1/2008						70,000,000	70,000,000
BNP Paribas, 2.875%, 4/1/2008						35,500,000	35,500,000
Calyon, 3.0%, 4/1/2008						35,587,019	35,587,019
Danske Bank AS, 3.5%, 4/1/2008						250,000,000	250,000,000
ING Bank NV, 2.5%, 4/1/2008						232,000,000	232,000,000
Landesbank Hessen-Thuringen Girozentrale, 2.75%, 4/1/2008						115,000,000	115,000,000
Societe Generale, 2.75%, 4/1/2008						8,187,489	8,187,489

Total Time Deposits (Cost $746,274,508)							746,274,508
	Repurchase Agreements 0.4%
BNP Paribas, 2.4%, dated 3/31/2008, to be repurchased at $5,843,501 on 4/1/2008 (b)						5,843,111	5,843,111
Greenwich Capital Markets, Inc., 2.5%, dated 3/31/2008, to be repurchased at $31,002,153 on 4/1/2008 (c)						31,000,000	31,000,000
The Goldman Sachs & Co., 0.75%, dated 3/31/2008 to be repurchased at $88,331,137 on 4/1/2008 (d)						88,329,297	88,329,297

Total Repurchase Agreements (Cost $125,172,408)							125,172,408
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $30,116,990,641) †						99.7	30,116,990,641
Other Assets and Liabilities, Net						0.3	98,351,350

Net Assets						100.0	30,215,341,991

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2008.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $30,116,990,641.
(a)	Reset date; not a maturity date.
(b)	Collateralized by $5,936,363 Federal National Mortgage Association, 5.5%, maturing on 3/1/2038 with a value of $6,018,405.
(c)	Collateralized by $31,374,203 Federal National Mortgage Association, with various coupon rates from 5.0-6.5%, with various maturities of 9/1/2020-4/1/2038 with a value of $31,935,010.
(d)	Collateralized by:
	Principal				Collateral
	Amount ($)	Security	Rate (%)	Maturity Date	Value ($)
	37,106,000	US Treasury Bond	4.75	2/15/2037	39,889,405
	48,728,000	US Treasury Note	3.5	8/15/2009	50,206,745
	Total Collateral Value				90,096,150

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 - Quoted Prices	$ -
Level 2 - Other Significant	30,116,990,641
Observable Inputs
Level 3 - Significant	-
Unobservable Inputs
Total	$ 30,116,990,641

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008, which governs the application of generally accepted accounting principles that require fair value measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. Securities in the Fund are included in Level 2 since the securities are valued utilizing the amortized cost method permitted in accordance with Rule 2A-7 under the 1940 Act. For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Fund may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Cash Management Fund Institutional, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 14, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	May 14, 2008